Equity-Based Compensation - Summary of Service-Based Restricted Stock Units (Details 6) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
RSUs [Member]
Summary of Service-Based Restricted Stock Units
Outstanding at beginning of year	630,288
Granted	259,315
Converted	(289,677)
Forfeited	(81,961)
Outstanding at end of year	517,965	630,288
Convertible at end of period, RSUs	283,823
Beginning of year, Weighted-average Grant-Date Fair Value	$ 10.36
Granted, Weighted-average Grant-Date Fair Value	$ 9.00	$ 10.97	$ 9.83
Converted, Weighted-average Grant-Date Fair Value	$ 5.68
Forfeited, Weighted-average Grant-Date Fair Value	$ 11.86
End of year, Weighted-average Grant-Date Fair Value	$ 12.06	$ 10.36
Convertible at end of period, Weighted-average Grant-Date Fair Value	$ 10.07
Weighted average remaining contractual term, outstanding units	11 years 1 month 6 days
Convertible, Weighted average remaining contractual life	19 years 2 months 12 days
Aggregate intrinsic value, outstanding value	$ 9,235,000
Convertible Aggregate Intrinsic Value	5,061,000
Intrinsic value of RSU's converted	5,670,000	4,535,000	2,700,000
Fair value of RSU's vested	$ 2,055,000	$ 3,700,000	$ 2,600,000
Nonvested RSUs [Member]
Summary of Service-Based Restricted Stock Units
Nonvested at beginning of the year, RSUs	369,565
Granted, RSUs	259,315
Vested, RSUs	(312,777)
Forfeited, RSUs	(81,961)
Nonvested at end of period, RSUs	234,142
Nonvested at beginning of year, Weighted-average Grant-Date Fair Value	$ 11.05
Granted, Weighted-average Grant-Date Fair Value	$ 9.00
Converted, Weighted-average Grant-Date Fair Value	$ 6.57
Forfeited, Weighted-average Grant-Date Fair Value	$ 11.86
Nonvested at end of period, Weighted-average Grant-Date Fair Value	$ 14.48